Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of capital management and solvency [line items]
Total shareholders' equity - based on IFRS as adopted by the EU	€ 11,440	€ 24,282
Non-controlling interests and long term incentive plans not yet vested	242	253
Revaluation reserves	4,477	(6,442)
Adjusted shareholders' equity	16,159	18,093
Subordinated borrowings	2,295	2,194
Trust pass-through securities	118	126
Currency revaluation other equity instruments	66	16
Hybrid leverage	4,356	4,642
Senior debt	1,265	1,290
Senior leverage	1,265	1,290
Total gross financial leverage	5,621	5,932
Total capitalization	€ 21,780	€ 24,008
Gross financial leverage ratio	25.80%	24.70%
Fixed Charge Coverage	9.2	9.3
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 1,442	€ 1,396
Fixed subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings	852	798
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	500	500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	923	1,352
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments	€ 454	€ 454